EMPLOYEE BENEFIT PLANS (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Expected benefit payments:
Net transfer out of Level 3 assets due to a change in the significance of unobservable inputs for several investments	$ 0
U.S. Defined Benefit Plans
Projected benefit obligation in excess of plan assets
Projected benefit obligation	871	958
Fair value of plan assets	749	636
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	871	958
Accumulated benefit obligation	853	925
Fair value of plan assets	749	636
2014 expected employer contributions:
To plan trusts	46
Expected benefit payments:
2014	63
2015	63
2016	56
2017	59
2018	61
2019 - 2023	340
Non-U.S. Defined Benefit Plans
Projected benefit obligation in excess of plan assets
Projected benefit obligation	2,234	2,742
Fair value of plan assets	1,797	2,223
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	1,868	1,751
Accumulated benefit obligation	1,732	1,603
Fair value of plan assets	1,451	1,266
2014 expected employer contributions:
To plan trusts	79
Expected benefit payments:
2014	149
2015	83
2016	81
2017	83
2018	86
2019 - 2023	456
Other Postretirement Benefit Plans
Health care trend rate
Health care trend rate (as a percent)	7.00%	7.50%
Ultimate health care trend rate (as a percent)	5.00%	5.00%
Effects of one-percent-point change in assumed health care cost trend rates
Effect on total of service and interest cost, Increase	1
Effect on total of service and interest cost, Decrease	(1)
U.S. Other Postretirement Benefit Plans
2014 expected employer contributions:
To plan trusts	9
Expected benefit payments:
2014	10
2015	9
2016	9
2017	9
2018	9
2019 - 2023	41
Non-U.S. Other Postretirement Benefit Plans
2014 expected employer contributions:
To plan trusts	1
Expected benefit payments:
2014	1
2015	1
2016	1
2017	1
2018	1
2019 - 2023	$ 2